FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables - Loans and receivables, category [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		£ 3,919	£ 3,626
Corporate and other debt securities		1,178	14
Total debt securities held at amortised cost		5,095	3,637
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		3,784	3,182
Corporate and other debt securities		1,176
Total debt securities held at amortised cost		4,960	3,182
Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,893	3,530
Corporate and other debt securities	[1]	1,176
Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,784	3,182
Corporate and other debt securities	[1]	1,176
Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]	26	96
Corporate and other debt securities	[2]	2	14
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Corporate and other debt securities	[2]
Mortgages [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		3,271	2,366
Mortgages [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		3,263	2,263
Mortgages [member] | Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,262	2,366
Mortgages [member] | Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	3,263	2,263
Mortgages [member] | Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]	9
Mortgages [member] | Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Other asset-backed [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		648	1,260
Other asset-backed [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities		521	919
Other asset-backed [member] | Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	631	1,164
Other asset-backed [member] | Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[1]	521	919
Other asset-backed [member] | Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]	17	96
Other asset-backed [member] | Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Asset-backed securities	[2]
Debt securities held within loans and receivables [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure		5,097	3,640
Allowance for impairment losses		(2)	(3)
Debt securities held within loans and receivables [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure		4,960	3,182
Debt securities held within loans and receivables [member] | Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure	[1]	5,069	3,530
Debt securities held within loans and receivables [member] | Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure	[1]	4,960	3,182
Debt securities held within loans and receivables [member] | Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure	[2]	28	110
Debt securities held within loans and receivables [member] | Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Gross exposure	[2]

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2018: 6 million for the Group and nil for the Bank; 2017: 96 million for the Group and nil for the Bank) and not rated (2018: 22 million for the Group and nil for the Bank; 2017: 14 million for the Group and nil for the Bank).